Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Depreciation	$ 100	$ 300	$ 578	$ 997	$ 1,293	$ 8,353
Disposal of property and equipment	$ 400	$ 0	400	0	$ 100	100
Property and equipment, net assets held for sale			338	$ 0		$ 28,900
Depreciation expense on asset held for sale			$ 0